Annual Total Returns[BarChart] - Direxion Daily SP Oil Gas Exp Prod Bull 2X Shares - Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	2016	2017	2018	2019	2020
Total	57.59%	(40.18%)	(74.27%)	(52.54%)	(97.39%)